FEDERATED GOVERNMENT INCOME SECURITIES, INC.
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
PROSPECTUS


The shares of Federated Government Income Securities, Inc. (the "Fund") represent interests in an open-end, diversified management investment company (a mutual fund) that seeks current income by investing in a professionally managed, diversified portfolio limited primarily to securities guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Class A Shares, Class B Shares, and Class C Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Class A Shares, Class B Shares, Class C Shares, and Class F Shares dated April 30, 1997, with the Securities and Exchange Commission (the "SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800- 341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated April 30, 1997

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                               TABLE OF CONTENTS

Summary of Fund Expenses--
  Class A Shares...............................................................1

Summary of Fund Expenses--
  Class B Shares...............................................................2

Summary of Fund Expenses--
  Class C Shares...............................................................3

Financial Highlights...........................................................4
General Information............................................................7

Investment Information.........................................................7
  Investment Objective.........................................................7
  Investment Policies..........................................................7
  Special Considerations of Fixed Income
     Securities...............................................................10
  Portfolio Turnover..........................................................12
  Investment Limitations......................................................12

Net Asset Value...............................................................13

Investing in the Fund.........................................................13
  Class A Shares..............................................................13
  Class B Shares..............................................................13
  Class C Shares..............................................................13

How to Purchase Shares........................................................14
  Investing in Class A Shares.................................................15
  Investing in Class B Shares.................................................17
  Investing in Class C Shares.................................................17
  Purchasing Shares through a Financial
     Institution..............................................................18
  Purchasing Shares by Wire...................................................18
  Purchasing Shares by Check..................................................18
  Special Purchase Features...................................................18
  Exchange Privilege..........................................................19
  Requirements for Exchange...................................................19

How to Redeem Shares..........................................................20
  Special Redemption Features.................................................21
  Contingent Deferred Sales Charge............................................22
  Elimination of Contingent Deferred
     Sales Charge.............................................................23

Account and Share Information.................................................24

Fund Information..............................................................24
  Management of the Fund......................................................24
  Distribution of Shares......................................................25
  Administration of the Fund..................................................27
  Expenses of the Fund and Shares.............................................27

Shareholder Information.......................................................28
  Voting Rights...............................................................28

Tax Information...............................................................29
  Federal Income Tax..........................................................29
  State and Local Taxes.......................................................29

Performance Information.......................................................29

Other Classes of Shares.......................................................30

Addresses.....................................................................31
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                            SUMMARY OF FUND EXPENSES
                  FEDERATED GOVERNMENT INCOME SECURITIES, INC.
                                 CLASS A SHARES

                                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)....................................       4.50%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).........................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable) (1)................................................................................................       0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)...............................................       None
Exchange Fee.....................................................................................................       None
                                                 ANNUAL OPERATING EXPENSES
                                     (As a percentage of projected average net assets)
Management Fee (after waiver) (2)................................................................................       0.49%
12b-1 Fee (after waiver) (3).....................................................................................       0.00%
Total Other Expenses.............................................................................................       0.47%
    Shareholder Services Fee..........................................................................       0.25%
         Total Operating Expenses (4)............................................................................       0.96%





(1) Shareholders who purchased shares with the proceeds of a redemption of shares of an unaffiliated investment company purchased and redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50 of 1% for redemptions made within one year of purchase.



(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.



(3) The 12b-1 Fee has been reduced to reflect the voluntary waiver of the 12b-1 fee. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.



(4) The total operating expenses in the table above are based on expenses expected during the fiscal year ending February 28, 1998. The total operating expenses for the fiscal year ended February 28, 1997, were 1.03% and would have been 1.53% absent the voluntary waivers of a portion of the management fee and 12b-1 fee.


    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class A Shares" and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



    LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE                                                                         1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period, and (3) payment of the maximum sales charge. Expenses would be the same
assuming no redemption.......................................................     $59        $74        $96       $157



    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR CLASS A SHARES' FISCAL YEAR ENDING FEBRUARY 28, 1998.


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                            SUMMARY OF FUND EXPENSES
                  FEDERATED GOVERNMENT INCOME SECURITIES, INC.
                                 CLASS B SHARES

                                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)....................................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).........................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable) (1)................................................................................................       5.50%
Redemption Fee (as a percentage of amount redeemed, if applicable)...............................................       None
Exchange Fee.....................................................................................................       None
                                                 ANNUAL OPERATING EXPENSES
                                          (As a percentage of average net assets)
Management Fee (after waiver) (2)................................................................................       0.49%
12b-1 Fee........................................................................................................       0.75%
Total Other Expenses.............................................................................................       0.47%
    Shareholder Services Fee..........................................................................       0.25%
         Total Operating Expenses (3)(4).........................................................................       1.71%





(1) The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. See "Contingent Deferred Sales Charge".



(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.


(3) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

(4) The total operating expenses would have been 1.97% absent the voluntary waiver of a portion of the management fee.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class B Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class B Shares" and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.




    LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE                                                                         1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period..............     $74        $98       $116       $182
You would pay the following expenses on the same investment, assuming no
redemption...................................................................     $17        $54        $93       $182



    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



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                         -------------------------------------------------------


                            SUMMARY OF FUND EXPENSES
                  FEDERATED GOVERNMENT INCOME SECURITIES, INC.
                                 CLASS C SHARES

                                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)....................................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).........................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable) (1)................................................................................................       1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)...............................................       None
Exchange Fee.....................................................................................................       None
                                            ANNUAL OPERATING EXPENSES
                                     (As a percentage of average net assets)
Management Fee (after waiver) (2)................................................................................       0.49%
12b-1 Fee........................................................................................................       0.75%
Total Other Expenses.............................................................................................       0.47%
    Shareholder Services Fee..........................................................................       0.25%
         Total Operating Expenses (3)............................................................................       1.71%





(1) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge".



(2) The estimated management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.


(3) The total operating expenses would have been 1.97% absent the voluntary waiver of a portion of the management fee.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class C Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class C Shares" and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



    LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE                                                                         1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period..............     $28        $54        $93       $202
You would pay the following expenses on the same investment, assuming no
redemption...................................................................     $17        $54        $93       $202



    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


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                      FINANCIAL HIGHLIGHTS--CLASS A SHARES
                  FEDERATED GOVERNMENT INCOME SECURITIES, INC.


--------------------------------------------------------------------------------


(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated April 11, 1997, on the Fund's financial statements for the year ended February 28, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                                                          PERIOD ENDED
                                                                                                          FEBRUARY 28,
                                                                                                             1997(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                        $    8.63
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INCOME FROM INVESTMENT OPERATIONS
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  Net investment income                                                                                          0.30
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  Net realized and unrealized gain (loss) on investments                                                        (0.02)
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  Total from investment operations                                                                               0.28
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LESS DISTRIBUTIONS
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  Distributions from net investment income                                                                      (0.32)
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NET ASSET VALUE, END OF PERIOD                                                                              $    8.59
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TOTAL RETURN (B)                                                                                                 3.34%
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RATIOS TO AVERAGE NET ASSETS
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  Expenses                                                                                                       1.03%*
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  Net investment income                                                                                          6.45%*
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  Expense waiver/reimbursement (c)                                                                               0.50%*
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SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                                   $     289
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  Portfolio turnover                                                                                               97%
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 * Computed on an annualized basis.

 (a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to February 28, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report dated February 28, 1997, which can be btained free of charge.


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                      FINANCIAL HIGHLIGHTS--CLASS B SHARES
                  FEDERATED GOVERNMENT INCOME SECURITIES, INC.

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated April 11, 1997, on the Fund's financial statements for the year ended February 28, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                                                          PERIOD ENDED
                                                                                                          FEBRUARY 28,
                                                                                                             1997(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                        $    8.63
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INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income                                                                                          0.28
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  Net realized and unrealized gain (loss) on investments                                                        (0.02)
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  Total from investment operations                                                                               0.26
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LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------
  Distributions from net investment income                                                                      (0.30)
-------------------------------------------------------------------------------------------------------        ------
NET ASSET VALUE, END OF PERIOD                                                                              $    8.59
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TOTAL RETURN (B)                                                                                                 3.00%
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RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------------------
  Expenses                                                                                                       1.71%*
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  Net investment income                                                                                          5.80%*
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  Expense waiver/reimbursement (c)                                                                               0.26%*
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SUPPLEMENTAL DATA
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  Net assets, end of period (000 omitted)                                                                   $   2,421
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  Portfolio turnover                                                                                               97%
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 * Computed on an annualized basis.

 (a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to February 28, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report dated February 28, 1997, which can be obtained free of charge.


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                         -------------------------------------------------------


                      FINANCIAL HIGHLIGHTS--CLASS C SHARES
                  FEDERATED GOVERNMENT INCOME SECURITIES, INC.

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated April 11, 1997, on the Fund's financial statements for the year ended February 28, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be rad in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                                                          PERIOD ENDED
                                                                                                          FEBRUARY 28,
                                                                                                             1997(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                        $    8.63
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income                                                                                          0.27
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                                        (0.01)
-------------------------------------------------------------------------------------------------------        ------
  Total from investment operations                                                                               0.26
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LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------
  Distributions from net investment income                                                                      (0.30)
-------------------------------------------------------------------------------------------------------        ------
NET ASSET VALUE, END OF PERIOD                                                                              $    8.59
-------------------------------------------------------------------------------------------------------        ------
TOTAL RETURN (B)                                                                                                 3.02%
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RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------------------
  Expenses                                                                                                       1.71%*
-------------------------------------------------------------------------------------------------------
  Net investment income                                                                                          5.65%*
-------------------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                               0.26%*
-------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                                   $   1,343
-------------------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                               97%
-------------------------------------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to February 28, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report dated February 28, 1997, which can be obtained free of charge.


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                              GENERAL INFORMATION

The Fund was established as a Massachusetts business trust on September 23, 1981, and reorganized as a corporation under the laws of the State of Maryland on February 4, 1986. At a meeting of the Board of Directors ("Directors") held on February 26, 1996, the Directors approved an amendment to the Articles of Incorporation to change the name of Government Income Securities, Inc. to Federated Government Income Securities, Inc. The Articles of Incorporation permit the Fund to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Directors have established four classes of shares, known as Class A Shares, Class B Shares, Class C Shares, and Class F Shares. This prospectus relates only to the Class A Shares, Class B Shares, and Class C Shares of the Fund (individually and collectively as the context requires, "Shares").

Shares of the Fund are designed primarily for individuals and institutions seeking current income through a professionally managed, diversified portfolio of U.S. government securities. The minimum initial investment for Class A Shares is $500. The minimum initial investment for Class B Shares and Class C Shares is $1,500. However, the minimum initial investment for a retirement account in any class is $50. Subsequent investments in any class must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.
The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

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                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The investment policies described below may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

                             ACCEPTABLE INVESTMENTS

The Fund invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in U.S. government securities.

The U.S. government securities in which the Fund invests include:


 direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;



 notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;



 notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and



 notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.


The obligations of U.S. government agencies or instrumentalities which the Fund may buy are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association ("Ginnie Mae") mortgage-backed securities and obligations of the Farmers Home Administration, are backed by the full faith and credit of the U.S. Treasury. Obligations of the Farmers Home Administration are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks and the Farmers Home Administration are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, Farmers Home Administration, Farm Credit Banks, Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Mortgage Corporation ("Freddie Mac") are backed by the credit of the agency or instrumentality issuing the obligations. Some of the securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities. These securities are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities ("IOs and POs"). In addition, the Fund may engage in certain strategies and transactions as described in the prospectus.

                            COLLATERALIZED MORTGAGE
                              OBLIGATIONS ("CMOS")

CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities. CMOs may have fixed or floating rates of interest.

The Fund will invest only in CMOs that are rated AAA by a nationally recognized statistical rating organization. The Fund may also invest in certain CMOs which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (iii) other securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

CMOs that include a class bearing a floating rate of interest also may include a class whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate classes of a CMO and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index on which interest rate adjustments are based. As a result, the yield on an inverse floater class of a CMO will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments.

                             TEMPORARY INVESTMENTS

The Fund may invest temporarily in cash and cash items during times of unusual market conditions for defensive purposes and to maintain liquidity.

                             REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

                            WHEN-ISSUED AND DELAYED
                             DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The yields generally available on comparable securities when delivery occurs may be higher than yields on securities obtained pursuant to such transactions. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices as interest rates fluctuate. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date. In addition, the seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

                        LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Securities lending transactions typically require the Fund to pay interest on any cash collateral received. The Fund will seek to earn interest and additional returns by investing cash collateral in repurchase agreements or liquid high grade securities. The Fund will bear the risk of any losses on such investments and the risk that the income from such investments are less than the interest payable to the borrower.

SPECIAL CONSIDERATIONS OF
FIXED INCOME SECURITIES

There is no limit to portfolio maturity. The prices of fixed income government securities fluctuate inversely in relation to the direction of interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices of outstanding debt obligations. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations: the debt obligations with the longest maturities will experience the greatest market price changes. The prices of zero coupon securities, IOs and POs, and certain structures of CMOs are more sensitive to fluctuations in interest rates than are conventional bonds.

The market value of debt obligations, and therefore the Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors such as interest rates which are beyond the control of the Fund's investment adviser. The Fund's investment adviser could be incorrect in its expectations about the direction or extent of these market factors. Although debt obligations with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent the Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value.

Mortgage-backed securities are generally subject to less predictable and, in many cases higher, prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation.

With respect to securities that represent an interest solely in the interest payments on mortgage-backed securities, because the yield to maturity is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on these securities if there are substantial prepayments on the underlying mortgage.

In addition, the Fund may, but is not required to, utilize various other investment strategies as described herein to manage the effective maturity or duration of the Fund's fixed income securities or to enhance potential gain. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by mutual funds and other institutional investors. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

For example, the Fund expects to purchase portfolio securities using investment leverage. The Fund expects that substantially all of its leverage will be used in connection with when-issued and delayed delivery transactions and portfolio securities lending. Leveraging creates an opportunity for capital appreciation but, at the same time, the use of leverage in a declining market will cause a greater decline in the asset value of the shares than if the Fund were not leveraged.

                              PUT AND CALL OPTIONS

The Fund may purchase put and call options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds, or will be purchasing, against decreases or increases in value. The Fund may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or for which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration.

In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Fund's adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

                             FINANCIAL FUTURES AND
                               OPTIONS ON FUTURES

The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio of long-term debt securities against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from anticipated increases in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of portfolio securities resulting from anticipated decreases in market interest rates. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

                                     RISKS

When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.

INVESTMENT LIMITATIONS

The Fund will not:

 borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of its total assets to secure such borrowings; or

 invest more than 10% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Directors.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

 invest more than 10% of its total assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

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                                NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of each class of Shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of Shares in the liabilities of the Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The net asset value for each class of Shares may differ due to the variance in daily income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

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                             INVESTING IN THE FUND

The Fund offers investors three classes of Shares that carry sales charges and contingent deferred sales charges in different forms and amounts and which bear different levels of expenses.

CLASS A SHARES
An investor who purchases Class A Shares pays a maximum sales charge of 4.50% at the time of purchase. As a result, Class A Shares are not subject to any charges when they are redeemed (except for special programs offered under "Purchases with Proceeds From Redemptions of Unaffiliated Investment Companies.") Certain purchases of Class A Shares qualify for reduced sales charges. See "Reducing the Sales Charge-Class A Shares." Class A Shares have no conversion feature.

CLASS B SHARES

Class B Shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following purchase. Class B Shares also bear a higher 12b-1 fee than Class A Shares. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fee.

CLASS C SHARES

Class C Shares are sold without an initial sales charge, but are subject to a 1.00% contingent deferred sales charge on assets redeemed within the first 12 months following purchase. Class C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fee. Class C Shares have no conversion feature.

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                             HOW TO PURCHASE SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased, as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500 for Class A Shares and $1,500 for Class B Shares and Class C Shares. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.

INVESTING IN CLASS A SHARES

Class A Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                             SALES       SALES       DEALER
                             CHARGE      CHARGE    CONCESSION
                              AS A        AS A        AS A
                           PERCENTAGE  PERCENTAGE  PERCENTAGE
                           OF PUBLIC     OF NET    OF PUBLIC
                            OFFERING     AMOUNT     OFFERING
AMOUNT OF TRANSACTION        PRICE      INVESTED     PRICE
Less than $100,000           4.50%       4.71%       4.00%
$100,000-$249,000            3.75%       3.90%       3.25%
$250,000-$499,999            2.50%       2.56%       2.25%
$500,000-$999,999            2.00%       2.04%       1.80%
$1 million or more           0.00%       0.00%       0.25%*


*See sub-section entitled "Dealer Concession."

No sales charge is imposed for Class A Shares purchased through financial intermediaries that do not receive a reallowance of the sales charge. However, investors who purchase Shares through a trust department, investment adviser, or other financial intermediary may be charged a service fee or other fee by the financial intermediary. Additionally, no sales charge is imposed for Class A Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee for services, or for shareholders designated as Liberty Life Members.

                               DEALER CONCESSION

For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor, may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.

The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.

                            REDUCING OR ELIMINATING
                                THE SALES CHARGE

The sales charge can be reduced or eliminated on the purchase of Class A Shares through:

 quantity discounts and accumulated purchases;

 concurrent purchases;

 signing a 13-month letter of intent;

 using the reinvestment privilege; or

 purchases with proceeds from redemptions of unaffiliated investment companies.

                             QUANTITY DISCOUNTS AND
                             ACCUMULATED PURCHASES

 As shown in the table above, larger purchases can reduce the sales charge paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced or eliminated for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.


If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.

                              CONCURRENT PURCHASES

For purposes of qualifying for a sales charge reduction or elimination, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter (the "Federated Funds"), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $80,000 in one of the Class A Shares in the Federated Funds with a sales charge, and $20,000 in the Class A Shares of this Fund, the sales charge would be reduced.

To receive this sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.

                                LETTER OF INTENT

If a shareholder intends to purchase at least $100,000 of Class A Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.

While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.

                             REINVESTMENT PRIVILEGE

If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Class A Shares in the Fund, there may be tax consequences.

            PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED
                              INVESTMENT COMPANIES

Investors may purchase Class A Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or redeemed with a sales charge or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50 of 1.00% for Shares purchased under this program. If Shares are purchased in this manner, redemptions of these Shares will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering as described above.

INVESTING IN CLASS B SHARES

Class B Shares are sold at their net asset value next determined after an order is received. While Class B Shares are sold without an initial sales charge, under certain circumstances described under "Contingent Deferred Sales Charge--Class B Shares," a contingent deferred sales charge may be applied by the distributor at the time Class B Shares are redeemed.

                          CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares on or around the fifteenth of the month eight full years after the purchase date, except as noted below, and will no longer be subject to a fee under the Fund's Distribution Plan (see "Distribution of Shares"). Such conversion will be on the basis of the relative net asset values per Share, without the imposition of any sales charge, fee or other charge. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

INVESTING IN CLASS C SHARES

Class C Shares are sold at net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge see "Contingent Deferred Sales Charge--Class C Shares."

PURCHASING SHARES THROUGH A
FINANCIAL INSTITUTION

An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

The financial institution which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

PURCHASING SHARES BY WIRE

Once an account has been established, Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Once an account has been established, Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SPECIAL PURCHASE FEATURES

                         SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the sales charge, if applicable. Shareholders should contact their financial institution or the Fund to participate in this program.

                                RETIREMENT PLANS

Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

EXCHANGE PRIVILEGE

                                 CLASS A SHARES

Class A shareholders may exchange all or some of their Shares for Class A Shares of other Federated Funds at net asset value. Neither the Fund nor any of the Federated Funds imposes any additional fees on exchanges.

                                 CLASS B SHARES

Class B shareholders may exchange all or some of their Shares for Class B Shares of other Federated Funds. (Not all Federated Funds currently offer Class B Shares. Contact your financial institution regarding the availability of Class B Shares of the Federated Funds). Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged Shares. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period.

                                 CLASS C SHARES

Class C shareholders may exchange all or some of their Shares for Class C Shares of other Federated Funds at net asset value without a contingent deferred sales charge. (Not all funds in the Federated Funds currently offer Class C Shares. Contact your financial institution regarding the availability of Class C Shares of the Federated Funds). To the extent that a shareholder exchanges Shares for Class C Shares of other funds in the Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."

Please contact your financial institution directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Funds into which your Shares may be exchanged free of charge.

REQUIREMENTS FOR EXCHANGE

Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.


Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.


                                TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized.

                               MAKING AN EXCHANGE

Instructions for exchanging may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to: Federated Shareholder Services Company, 1099 Hingham Street, Rockland, Massachusetts 02370-3317.

                             TELEPHONE INSTRUCTIONS

Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.
Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600 and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a Fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.

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                              HOW TO REDEEM SHARES

Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below. Redemptions of Shares held through retirement plans will be governed by the requirements of the respective plans.

              REDEEMING SHARES THROUGH YOUR FINANCIAL INSTITUTION

Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

                         REDEEMING SHARES BY TELEPHONE

Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

                            REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

                         SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.


Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Class A Shares are sold with a sales charge, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program. A contingent deferred sales charge may be imposed on Class B Shares and Class C Shares.


CONTINGENT DEFERRED SALES CHARGE

Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:

                                 CLASS A SHARES


Class A Shares purchased under a periodic special offering with the proceeds of a redemption of Shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.


                                 CLASS B SHARES

Shareholders redeeming Class B Shares from their Fund accounts within six full years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of redemption in accordance with the following schedule:

    YEAR OF REDEMPTION          CONTINGENT DEFERRED
      AFTER PURCHASE               SALES CHARGE
First                                  5.50%
Second                                 4.75%
Third                                  4.00%
Fourth                                 3.00%
Fifth                                  2.00%
Sixth                                  1.00%
Seventh and thereafter                 0.00%


                                 CLASS C SHARES

Shareholders redeeming Class C Shares from their Fund accounts within one full year of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.

                        CLASS A SHARES, CLASS B SHARES,
                               AND CLASS C SHARES

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares; (3) Shares held for fewer than six years with respect to Class B Shares and for less than one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for Shares of other Federated Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the Shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE


The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements; and (4) qualifying redemptions of Class B Shares under a Systematic Withdrawal Program. To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account: that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has a value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program contact your financial intermediary or the Fund. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, and their immediate family members; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Fund reserves the right to discontinue or modify the elimination of the contingent deferred sales charge. Shareholders will be notified of a discontinuation. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that the shareholder is entitled to such elimination.


ACCOUNT AND SHARE INFORMATION

                         CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Shareholder Services Company.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

                                   DIVIDENDS

Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date.

                                 CAPITAL GAINS

Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.

                           ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the Class A Share required minimum value of $500 or the required minimum value of $1,500 for Class B Shares and Class C Shares. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of the respective Share Class. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

-------------------------------------------------------
                                FUND INFORMATION

MANAGEMENT OF THE FUND

                               BOARD OF DIRECTORS

The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

                               INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers (the "Adviser"), the Fund's investment adviser, subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives a fee from the Fund.

                                 ADVISORY FEES


The Adviser receives an annual investment advisory fee equal to .75% of the Fund's average daily net assets. Under the investment advisory contract which provides for the voluntary waiver and reimbursement of expenses by the Adviser, the Adviser may voluntarily choose to waive a portion of its fee or reimburse the Funds for certain operating expenses. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion.


                              ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of

Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 348 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 500 financial institutions nationwide.


Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could result in severe penalties.

Kathleen Foody-Malus has been the Fund's portfolio manger since July 1993. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.


Edward J. Tiedge has been the Fund's portfolio manager since April 1997. Mr. Tiedge joined Federated Investors in 1993 and has been a Vice President of the Fund's investment adviser since January 1996. He served as an Assistant Vice President of the Fund's investment adviser in 1995, and an Investment Analyst during 1993 and 1994. Mr. Tiedge served as Director of Investments at Duquesne Light Company from 1990 to 1993. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University. DISTRIBUTION OF SHARES


Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


The distributor may offer to pay financial institutions an amount up to 1% of the net asset value of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

The distributor will pay dealers an amount equal to 5.50% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.

                             DISTRIBUTION PLAN AND
                              SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), Class A Shares, Class B Shares and Class C Shares will pay a fee to the distributor in an amount computed at an annual rate of .25%, .75%, and .75%, respectively, of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of .75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its distribution and distribution-related services pursuant to the Plan. The Fund is not currently making payments for Class A Shares under the Distribution Plan, nor does it anticipate doing so in the immediate future.

The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Distribution Plan.


In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


                            SUPPLEMENTAL PAYMENTS TO
                             FINANCIAL INSTITUTIONS

Federated Securities Corp. and Federated Shareholder Services may offer to pay a fee, from their own assets, to financial institutions as financial assistance for providing substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

ADMINISTRATION OF THE FUND

                            ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:

     MAXIMUM
  ADMINISTRATIVE          AVERAGE AGGREGATE
       FEE                DAILY NET ASSETS
       .15%         on the first $250 million
      .125%         on the next $250 million
       .10%         on the next $250 million
      .075%         on assets in excess of
                    $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

EXPENSES OF THE FUND AND SHARES

Holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion of Fund and portfolio expenses.

The Fund expenses for which holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion include, but are not limited to: the cost of organizing the Fund and continuing its existence; registering the Fund with federal and state securities authorities; Directors' fees; auditors' fees; the cost of meetings of Directors; legal fees of the Fund; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The portfolio expenses for which holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion include, but are not limited to: registering the portfolio and Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Class A Shares, Class B Shares, and Class C Shares as classes are expenses under the Fund's Distribution Plan and fees for Shareholder Services. However, the Directors reserve the right to allocate certain other expenses to holders of Class A Shares, Class B Shares, and Class C Shares as it deems appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Class A Shares, Class B Shares, and Class C Shares; fees for Shareholder Services; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required to support holders of Class A Shares, Class B Shares, and Class C Shares; legal fees relating solely to Class A Shares, Class B Shares, and Class C Shares and Directors' fees incurred as a result of issues relating solely to Class A Shares, Class B Shares, and Class C Shares.

-------------------------------------------------------
                            SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

As a Maryland corporation, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.

Directors may be removed by Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the request of shareholders owning at least 10% of the Fund's outstanding Shares of all series entitled to vote.


As of April 2, 1997, the following shareholder of record owned 25% or more of the outstanding Class A Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith (as record owner holding Class A Shares for its clients), owned approximately 6,788,602 Class A Shares (99.58%) of voting securities of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.



As of April 2, 1997, the following shareholders of record owned 25% or more of the outstanding Class C Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith (as record owner holding Class C Shares for its clients), owned approximately 58,121 Class C Shares (26.14%) of voting securities of the Fund; Donaldson Lufkin Jenrette Securities Corporation Inc., owned approximately 96,245 Class C Shares (43.29%) of voting securities of the Fund, and therefore these shareholders, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.



As of April 2, 1997, the following shareholder of record owned 25% or more of the outstanding Class F Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith (as record owner holding Class F Shares for its clients), owned approximately 83,529,968 Class F Shares (42.47%) of voting securities of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


-------------------------------------------------------
                                TAX INFORMATION
FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed, so long as such IRA or qualified retirement plan meets the applicable requirements of the Code.

STATE AND LOCAL TAXES

Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

-------------------------------------------------------
                            PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for each class of Shares including Class F Shares (as described under "Other Classes of Shares").

Total return represents the change, over a specified period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares, and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges such as the maximum sales charge or contingent deferred sales charge, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares, and Class F Shares.

From time to time, advertisements for Class A Shares, Class B Shares, Class C Shares, and Class F Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, Class C Shares, and Class F Shares to certain indices.

-------------------------------------------------------
                            OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Class F Shares. Class F Shares are sold primarily to customers of financial institutions and are subject to a front-end sales charge, a contingent deferred sales charge, and a minimum initial investment of $1500, unless the investment is in a retirement account, in which case the minimum initial investment is $50.

Class A Shares, Class B Shares, Class C Shares, and Class F Shares are subject to certain of the same expenses. Expense differences, however, between Class A Shares, Class B Shares, Class C Shares, and Class F Shares may affect the performance of each class.

To obtain more information and a prospectus for Class F Shares, investors may call 1-800-341-7400 or contact their financial institution.
-------------------------------------------------------
                         -------------------------------------------------------
                                   ADDRESSES


                  Federated Government Income Securities, Inc.
                                 Class A Shares
                                 Class B Shares
                                 Class C Shares
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779



                                  DISTRIBUTOR
                           Federated Securities Corp.
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779


                               INVESTMENT ADVISER
                               Federated Advisers
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                                   CUSTODIAN
                             State Street Bank and
                                 Trust Company
                                 P.O. Box 8600
                        Boston, Massachusetts 02266-8600


                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                     Federated Shareholder Services Company
                                 P.O. Box 8600
                        Boston, Massachusetts 02266-8600

                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP
                               2500 One PPG Place
                      Pittsburgh, Pennsylvania 15222-5401

                                        FEDERATED GOVERNMENT
                                        INCOME SECURITIES, INC.
                                        CLASS A SHARES, CLASS B SHARES,
                                        CLASS C SHARES
                                        PROSPECTUS
                                        An Open-End, Diversified
                                        Management Investment Company
                                        April 30, 1997



  [LOGO]     FEDERATED INVESTORS
Since 1955
             Federated Investors Tower
             Pittsburgh, PA 15222-3779

             Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.


       Cusip 313912206                       [LOGO]
       Cusip 313912305                      RECYCLED
       Cusip 313912404                        PAPER
       G01090-01 (4/97)





FEDERATED GOVERNMENT INCOME SECURITIES, INC.
CLASS F SHARES
PROSPECTUS


The Class F Shares of Federated Government Income Securities, Inc. (the "Fund"), represent interests in an open-end, diversified management investment company (a mutual fund) that seeks current income by investing in a professionally managed, diversified portfolio limited primarily to securities guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
This prospectus contains the information you should read and know before you invest in the Class F Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Class A Shares, Class B Shares, Class C Shares, and Class F Shares dated April 30, 1997, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated April 30, 1997


-------------------------------------------------------
                         -------------------------------------------------------
                               TABLE OF CONTENTS

Summary of Fund Expenses--
  Class F Shares...............................................................1

Financial Highlights--Class F Shares...........................................2

General Information............................................................3

Investment Information.........................................................3
  Investment Objective.........................................................3
  Investment Policies..........................................................3
  Special Considerations of Fixed Income
     Securities................................................................6
  Investment Limitations.......................................................8

Net Asset Value................................................................9

Investing in Class F Shares....................................................9
  Share Purchases..............................................................9
  Minimum Investment Required.................................................10
  What Shares Cost............................................................10
  Eliminating the Sales Charge................................................11
  Systematic Investment Program...............................................12
  Exchange Privileges.........................................................12
  Certificates and Confirmations..............................................13
  Dividends...................................................................13
  Capital Gains...............................................................13
  Retirement Plans............................................................13

Redeeming Class F Shares......................................................14
  Through a Financial Institution.............................................14
  Redeeming Shares by Telephone...............................................14
  Redeeming Shares by Mail....................................................14
  Contingent Deferred Sales Charge............................................15
  Systematic Withdrawal Program...............................................16
  Accounts with Low Balances..................................................16

Fund Information..............................................................17
  Management of the Fund......................................................17
  Distribution of Class F Shares..............................................18
  Shareholder Services........................................................18
  Other Payments to Financial
     Institutions.............................................................18
  Supplemental Payments to Financial
     Institutions.............................................................18
  Administration of the Fund..................................................19
  Expenses of the Fund and Shares.............................................19

Shareholder Information.......................................................20
  Voting Rights...............................................................20

Tax Information...............................................................21
  Federal Income Tax..........................................................21
  State and Local Taxes.......................................................21

Performance Information.......................................................21

Other Classes of Shares.......................................................22

Addresses.....................................................................23

-------------------------------------------------------
                         -------------------------------------------------------
                            SUMMARY OF FUND EXPENSES
                  FEDERATED GOVERNMENT INCOME SECURITIES, INC.
                                 CLASS F SHARES

                                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)....................................       1.00%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).........................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price
  or redemption proceeds, as applicable) (1).....................................................................       1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)...............................................       None
Exchange Fee.....................................................................................................       None
                                                 ANNUAL OPERATING EXPENSES
                                          (As a percentage of average net assets)
Management Fee (after waiver) (2)................................................................................       0.49%
12b-1 Fee........................................................................................................       None
Total Other Expenses.............................................................................................       0.47%
    Shareholder Services Fee..........................................................................       0.25%
         Total Operating Expenses (3)............................................................................       0.96%



(1) The contingent deferred sales charge assessed is 1.00% of the lesser of the originial purchase price or the net asset value of shares redeemed within four years of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge."



(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.



(3) The total operating expenses would have been 1.22% absent the voluntary waiver of portion of the management fee.



    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class F Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class F Shares", "Redeeming Class F Shares" and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                         1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return, (2) redemption at the end of each time period, and (3) payment
of the maximum sales charge..................................................     $30        $51        $63       $127
You would pay the following expenses on the same investment, assuming no
redemption...................................................................     $20        $40        $63       $127



    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


-------------------------------------------------------
                         -------------------------------------------------------

                      FINANCIAL HIGHLIGHTS--CLASS F SHARES
                  FEDERATED GOVERNMENT INCOME SECURITIES, INC.
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

THE FOLLOWING TABLE HAS BEEN AUDITED BY DELOITTE & TOUCHE LLP, THE FUND'S INDEPENDENT AUDITORS. THEIR REPORT, DATED APRIL 11, 1997, ON THE FUND'S FINANCIAL STATEMENTS FOR THE YEAR ENDED FEBRUARY 28, 1997, AND ON THE FOLLOWING TABLE FOR EACH OF THE PERIODS PRSENTED, IS INCLUDED IN THE ANNUAL REPORT, WHICH IS INCORPORATED BY REFERENCE. THIS TABLE SHOULD BE READ IN CONJUNCTION WITH THE FUND'S FINANCIAL SATEMENTS AND NOTES THEREO, WHICH MAY BE OBTAINED FROM THE FUND.

                                                             YEAR ENDED FEBRUARY 28 OR 29,
                           1997       1996       1995       1994       1993       1992          1991          1990          1989
NET ASSET VALUE,
BEGINNING OF PERIOD      $    8.75  $    8.55  $    9.00  $    9.44  $    9.48  $    9.32     $    9.19     $    9.00     $    9.49
-----------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------
 Net investment income        0.55       0.62       0.63       0.68       0.79       0.83          0.87          0.87          0.86
-----------------------
 Net realized and
 unrealized gain (loss)
 on investments              (0.15)      0.20      (0.46)     (0.44)     (0.05)      0.17          0.15          0.24         (0.53)
-----------------------  ---------  ---------  ---------  ---------  ---------  ---------     ---------     ---------     ---------
 Total from investment
 operations                   0.40       0.82       0.17       0.24       0.74       1.00          1.02          1.11          0.33
-----------------------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment income           (0.56)     (0.62)     (0.62)     (0.68)     (0.78)     (0.83)        (0.87)        (0.91)        (0.82)
-----------------------
 Distributions in excess
 of net investment
 income                       --         --         --         --         --        (0.01)(a)     (0.02)(a)     (0.01)(a)       --
-----------------------  ---------  ---------  ---------  ---------  ---------  ---------     ---------     ---------     ---------
 Total distributions         (0.56)     (0.62)     (0.62)     (0.68)     (0.78)     (0.84)        (0.89)        (0.92)        (0.82)
-----------------------  ---------  ---------  ---------  ---------  ---------  ---------     ---------     ---------     ---------
NET ASSET VALUE, END
OF PERIOD                $    8.59  $    8.75  $    8.55  $    9.00  $    9.44  $    9.48     $    9.32     $    9.19     $    9.00
-----------------------  ---------  ---------  ---------  ---------  ---------  ---------     ---------     ---------     ---------
TOTAL RETURN (B)              4.81%      9.87%      2.11%      2.63%      8.08%     11.12%        11.63%        12.81%         3.65%
-----------------------
RATIOS TO AVERAGE NET
ASSETS
-----------------------
 Expenses                     0.96%      0.96%      0.97%      0.97%      0.90%      0.92%         0.90%         0.93%         0.88%
-----------------------
 Net investment income        6.42%      6.96%      7.34%      7.39%      8.27%      8.86%         9.43%         9.42%         9.33%
-----------------------
 Expense waiver/
 reimbursement (c)            0.26%      0.25%      0.23%      0.19%       --         --            --            --            --
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of
 period (000 omitted)   $1,773,905 $2,264,374 $2,538,013 $3,542,078 $3,643,180 $2,261,762    $1,322,749    $1,320,710    $1,482,030
-----------------------
 Portfolio Turnover             97%       161%       143%       134%        43%        36%           37%           76%           62%
-----------------------

                             1988
NET ASSET VALUE,
BEGINNING OF PERIOD        $    9.76
-------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------
 Net investment income          0.88
-------------------------
 Net realized and
 unrealized gain (loss)
 on investments                (0.27)
-------------------------  ---------
 Total from investment
 operations                     0.61
-------------------------
LESS DISTRIBUTIONS
-------------------------
 Distributions from net
 investment income             (0.88)
-------------------------
 Distributions in excess
 of net investment income     --
-------------------------  ---------
 Total distributions           (0.88)
-------------------------  ---------
NET ASSET VALUE, END OF
PERIOD                     $    9.49
-------------------------  ---------
TOTAL RETURN (B)                6.80%
-------------------------
RATIOS TO AVERAGE NET
ASSETS
-------------------------
 Expenses                       0.81%
-------------------------
 Net investment income          9.47%
-------------------------
 Expense waiver/
 reimbursement (c)            --
-------------------------
SUPPLEMENTAL DATA
-------------------------
 Net assets, end of
 period (000 omitted)     $1,846,198
-------------------------
 Portfolio Turnover               34%
-------------------------



(a) Distributions in excess of net investment income for the years ended February 29, 1992, February 28, 1991, and 1990 were a result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated February 28, 1997, which can be obtained free of charge.


-------------------------------------------------------
                         -------------------------------------------------------

                              GENERAL INFORMATION

The Fund was established as a Massachusetts business trust on September 23, 1981, and reorganized as a corporation under the laws of the State of Maryland on February 4, 1986. At a meeting of the Board of Directors ("Directors") held on February 26, 1996, the Directors approved an amendment to the Articles of Incorporation to change the name of Government Income Securities, Inc. to Federated Government Income Securities, Inc. The Articles of Incorporation permit the Fund to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Directors have established four classes of shares, known as Class A Shares, Class B Shares, Class C Shares, and Class F Shares. This prospectus relates only to the Class F Shares ("Shares" or "Class F Shares", as the context requires) of the Fund.

Class F Shares of the Fund are designed primarily for individuals and institutions seeking current income through a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $1,500 is required, except for retirement plans, in which case the minimum initial investment is $50.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

-------------------------------------------------------
                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The investment policies described below may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

                             ACCEPTABLE INVESTMENTS
The Fund invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in U.S. government securities.

The U.S. government securities in which the Fund invests include:


 . direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

 . notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

 . notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

 . notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.


The obligations of U.S. government agencies or instrumentalities which the Fund may buy are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association ("Ginnie Mae") mortgage-backed securities and obligations of the Farmers Home Administration, are backed by the full faith and credit of the U.S. Treasury. Obligations of the Farmers Home Administration are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks and the Farmers Home Administration are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, Farmers Home Administration, Farm Credit Banks, Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Mortgage Corporation ("Freddie Mac") are backed by the credit of the agency or instrumentality issuing the obligations. Some of the securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities. These securities are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities ("IOs and POs"). In addition, the Fund may engage in certain strategies and transactions as described in the prospectus.

                            COLLATERALIZED MORTGAGE
                              OBLIGATIONS ("CMOS")

CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities. CMOs may have fixed or floating rates of interest.

The Fund will invest only in CMOs that are rated AAA by a nationally recognized statistical rating organization. The Fund may also invest in certain CMOs which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (iii) other securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

CMOs that include a class bearing a floating rate of interest also may include a class whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate classes of a CMO and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index on which interest rate adjustments are based. As a result, the yield on an inverse floater class of a CMO will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments.

                             TEMPORARY INVESTMENTS

The Fund may invest temporarily in cash and cash items during times of unusual market conditions for defensive purposes and to maintain liquidity.

                             REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

                            WHEN-ISSUED AND DELAYED
                             DELIVERY TRANSACTIONS
The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The yields generally available on comparable securities when delivery occurs may be higher than yields on securities obtained pursuant to such transactions. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices as interest rates fluctuate. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date. In addition, the seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

                        LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Securities lending transactions typically require the Fund to pay interest on any cash collateral received. The Fund will seek to earn interest and additional returns by investing cash collateral in repurchase agreements or liquid high grade securities. The Fund will bear the risk of any losses on such investments and the risk that the income from such investments are less than the interest payable to the borrower.

SPECIAL CONSIDERATIONS OF
FIXED INCOME SECURITIES

There is no limit to portfolio maturity. The prices of fixed income government securities fluctuate inversely in relation to the direction of interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices of outstanding debt obligations. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations: the debt obligations with the longest maturities will experience the greatest market price changes. The prices of zero coupon securities, IOs and POs, and certain structures of CMOs are more sensitive to fluctuations in interest rates than are conventional bonds.

The market value of debt obligations, and therefore the Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors such as interest rates which are beyond the control of the Fund's investment adviser. The Fund's investment adviser could be incorrect in its expectations about the direction or extent of these market factors. Although debt obligations with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent the Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value.

Mortgage-backed securities are generally subject to less predictable and, in many cases higher, prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation.

With respect to securities that represent an interest solely in the interest payments on mortgage-backed securities, because the yield to maturity is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on these securities if there are substantial prepayments on the underlying mortgage.

In addition, the Fund may, but is not required to, utilize various other investment strategies as described herein to manage the effective maturity or duration of the Fund's fixed income securities or to enhance potential gain. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by mutual funds and other institutional investors. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

For example, the Fund expects to purchase portfolio securities using investment leverage. The Fund expects that substantially all of its leverage will be used in connection with when-issued and delayed delivery transactions and portfolio securities lending. Leveraging creates an opportunity for capital appreciation but, at the same time, the use of leverage in a declining market will cause a greater decline in the asset value of the shares than if the Fund were not leveraged.

                              PUT AND CALL OPTIONS

The Fund may purchase put and call options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds, or will be purchasing, against decreases or increases in value. The Fund may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or for which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration.

In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Fund's adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

                             FINANCIAL FUTURES AND
                               OPTIONS ON FUTURES

The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio of long-term debt securities against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from anticipated increases in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of portfolio securities resulting from anticipated decreases in market interest rates. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.
The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

                                     RISKS

When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

                               PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.

INVESTMENT LIMITATIONS

The Fund will not:

 . borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of its total assets to secure such borrowings; or

 . invest more than 10% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Directors.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

 . invest more than 10% of its total assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

-------------------------------------------------------
                                NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Class F Shares is determined by adding the interest of the Class F Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Class F Shares in the liabilities of the Fund and those attributable to the Class F Shares, and dividing the remainder by the total number of Class F Shares outstanding. The net asset value for Class F Shares may differ from that of Class A Shares, Class B Shares, and Class C Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

-------------------------------------------------------
                          INVESTING IN CLASS F SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased through a financial institution which has a sales agreement with Federated Securities Corp. (the "Distributor") or directly from Federated Securities Corp. once an account has been established. In connection with the sale of Shares, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

                        THROUGH A FINANCIAL INSTITUTION

An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order. It is the financial institution's responsibility to transmit orders promptly. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price.

The financial institution which maintains investor accounts with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge, (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods (see "Other Payments to Financial Institutions").

                                DIRECTLY BY MAIL

An investor may place an order to purchase Shares directly by mail from the Distributor once an account has been established. To do so, mail a check made payable to Federated Government Income Securities, Inc.--Class F Shares to Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600.


Purchases by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company ("State Street Bank"), into federal funds. This is generally the next business day after the transfer agent's bank receives the check.


                                DIRECTLY BY WIRE
To purchase Shares directly from the Distributor by Federal Reserve wire once an account has been established, call the Fund. All information needed will be taken over the telephone, and the order is considered received when the transfer agent's bank receives payment by wire. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts 02105; Attention EDGEWIRE; for Credit to: Federated Government Income Securities, Inc.--Class F Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $1,500 unless the investment is in a retirement plan, in which case the minimum initial investment is $50. Subsequent investments must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received, plus a sales charge of 1% of the offering price (which is 1.01% of the net amount invested). There is no sales charge for purchases of $1 million or more. In addition, no sales charge is imposed for Shares purchased through bank trust departments or investment advisers registered under the Investment Advisers Act of 1940 purchasing on behalf of their clients, or by sales representatives, Directors, and employees of the Fund, Federated Advisers, and Federated Securities Corp., or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp., their spouses and children under age 21, or any trusts or pension or profit-sharing plans for these persons, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, to the extent that no payment was advanced for purchases made by such entities. Unaffiliated institutions through whom Shares are purchased may charge fees for services provided, which may be related to the ownership of Shares. This prospectus should, therefore, be read together with any agreement between the customer and institution with regard to services provided, the fees charged for these services, and any restrictions and limitations imposed.

Under certain circumstances, described under "Redeeming Class F Shares," shareholders may be charged a contingent deferred sales charge by the distributor at the time Shares are redeemed.

                               DEALER CONCESSION

For sales of Shares, broker/dealers will normally receive 100% of the applicable sales charge. Any portion of the sales charge which is not paid to a broker/dealer will be retained by the distributor. However, from time to time, and at the sole discretion of the distributor, all or part of that portion may be paid to a dealer. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.

ELIMINATING THE SALES CHARGE

The sales charge can be eliminated on the purchase of Shares through:

 . quantity discounts and accumulated purchases;

 . signing a 13-month letter of intent;

 . using the reinvestment privilege; or

 . concurrent purchases.

                             QUANTITY DISCOUNTS AND
                             ACCUMULATED PURCHASES

There is no sales charge for purchases of $1 million or more. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge. In addition, the sales charge is eliminated for purchases of $1 million or more made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $900,000 and purchases $100,000 more at the current public offering price, there will be no sales charges on the additional purchase.

The Fund will also combine purchases for the purpose of reducing the contingent deferred sales charge imposed on some Share redemptions. For example, if a shareholder already owns Shares having a current value at the public offering price of $1 million and purchases an additional $1 million at the current public offering price, the applicable contingent deferred sales charge would be reduced to .50% for those additional shares. For more information on the levels of contingent deferred sales charges and holding periods, see the section entitled "Contingent Deferred Sales Charge."

To receive the sales charge elimination and/or the contingent deferred sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by their financial institution at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will eliminate the sales charge and/or reduce the contingent deferred sales charge after it confirms the purchases.

                                LETTER OF INTENT

If a shareholder intends to purchase at least $1 million of Shares over the next 13 months, the sales charge may be eliminated by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge elimination depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold 1.00% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

The 1.00% held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent, which must be $1 million or more of Shares, is not purchased. In this event, an appropriate number of escrowed Shares may be redeemed in order to realize the 1.00% sales charge.

This letter of intent will not obligate the shareholder to purchase Shares. This letter may be dated as of a prior date to include any purchases made within the past 90 days (purchases within the prior 90 days may be used to fulfill the requirements of the letter of intent; however, the sales charge on such purchases will not be adjusted to reflect a lower sales charge).

                             REINVESTMENT PRIVILEGE

If Shares in the Fund have been redeemed, the shareholder has a one-time right, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to receive this elimination of the sales charge. If the shareholder redeems his Shares in the Fund, there may be tax consequences.

                              CONCURRENT PURCHASES

For purposes of qualifying for a sales charge elimination, a shareholder has the privilege of combining concurrent purchases of two or more of certain funds offering Class F Shares, the purchase prices of which include a sales charge. For example, if a shareholder concurrently invested $400,000 in Class F Shares of one of the other funds advised by subsidiaries of Federated Investors (the "Federated Funds"), and $600,000 in Shares, the sales charge would be eliminated.

To receive this sales charge elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will eliminate the sales charge after it confirms the purchases.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn monthly from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the transfer agent's bank, plus the 1.00% sales charge for purchases under $1 million. A shareholder may apply for participation in this program through Federated Securities Corp. or his financial institution.

EXCHANGE PRIVILEGES


Class F Shareholders may exchange all or some of their Shares for Class F Shares of other Federated Funds. Exchanges are made at net asset value without being assessed a contingent deferred sales charge. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Class F Shares received through an exchange will include the period for which your original Class F Shares were held.


Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Shareholders who desire to automatically exchange Class F Shares of a predetermined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege.

Further information on these exchange privileges is available by calling Federated Securities Corp. or the shareholder's financial institution. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold.

Before making an exchange, a shareholder must receive a prospectus of the fund for which the exchange is being made.

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending on the circumstances, a capital gain or loss may be realized.

Please contact your financial institution directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Funds into which your Shares may be exchanged free of charge.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested on the application or by contacting the Fund.
Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly statements are sent to report dividends paid during the month.


DIVIDENDS


Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date.


CAPITAL GAINS


Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details contact Federated Securities Corp. and consult a tax adviser.

-------------------------------------------------------
                            REDEEMING CLASS F SHARES

The Fund redeems Shares at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution or directly from the Fund by written request. THROUGH A FINANCIAL INSTITUTION

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

REDEEMING SHARES BY TELEPHONE


Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check, to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through an Automated Clearing House member will not be wired until that method of payment has cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

CONTINGENT DEFERRED SALES CHARGE

Shareholders redeeming Shares from their Fund accounts within certain time periods of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's Distributor of the lesser of the original purchase price or the net asset value of the Shares redeemed as follows:

                                               CONTINGENT
                                                DEFERRED
 AMOUNT OF PURCHASE         SHARES HELD       SALES CHARGE
Up to $1,999,999          less than 4 years    1.00%
$2,000,000 to $4,999,999  less than 2 years     .50%
Over $5,000,000           less than 1 year      .25%


In instances in which Shares have been acquired in exchange for Class F Shares in other Federated Funds, (i) the purchase price is the price of the Shares when originally purchased and (ii)

the time period during which the Shares are held will run from the date of the original purchase. The contingent deferred sales charge will not be imposed on Shares acquired through the reinvestment of dividends or distributions of short-term or long-term capital gains. In computing the amount of contingent deferred sales charge for accounts with Shares subject to a single holding period, if any, redemptions are deemed to have occurred in the following order:
(1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) purchases of Shares occurring prior to the number of years necessary to satisfy the applicable holding period; and (3) purchases of Shares occurring within the current holding period.

The contingent deferred sales charge will not be imposed when a redemption results from a tax-free return under the following circumstances: (i) a total or partial distribution from a qualified plan, other than an IRA, Keogh Plan, or a custodial account, following retirement; (ii) a total or partial distribution from an IRA, Keogh Plan, or a custodial account after the beneficial owner attains age 59-1/2; or (iii) from the death or total and permanent disability of the beneficial owner. The exemption from the contingent deferred sales charge for qualified plans, an IRA, Keogh Plan, or a custodial account does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment. Contingent deferred sales charges are not charged in connection with exchanges of Shares for shares in other Federated Funds, or in connection with redemptions by the Fund of accounts with low balances. Shares of the Fund originally purchased through a bank trust department or investment adviser registered under the Investment Advisers Act of 1940, and third party administrators acting on behalf of defined contribution plans, are not subject to the contingent deferred sales charge, to the extent that no payment was advanced for purchases made by such entities. For more information, see "Other Payments to Financial Institutions."

SYSTEMATIC WITHDRAWAL PROGRAM


Shareholders who desire to receive monthly or quarterly payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder; the minimum withdrawal amount is $100. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in Shares. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in Shares. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000 at current offering price, other than retirement accounts subject to required minimum distributions.


A shareholder may apply for participation in this program through Federated Securities Corp. Due to the fact that Shares are sold with a sales charge, it is not advisable for shareholders to be purchasing Shares while participating in this program.

Contingent deferred sales charges are charged for Shares redeemed through this program within four years of their purchase dates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

-------------------------------------------------------
                                FUND INFORMATION

MANAGEMENT OF THE FUND

                               BOARD OF DIRECTORS

The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

                               INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers (the "Adviser"), the Fund's investment adviser, subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

                                 ADVISORY FEES


The Fund's adviser receives an annual investment advisory fee equal to .75% of the Fund's average daily net assets. Under the investment advisory contract, which provides for the voluntary waiver and reimbursement of expenses by the adviser, the adviser may voluntarily waive all or a portion of the advisory fee and reimburse some of the operating expenses of the Fund. The adviser can terminate this voluntary waiver of its fee or reimbursement of expenses at any time at its sole discretion.


                              ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated

Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 348 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.



Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.


Kathleen M. Foody-Malus has been the Fund's portfolio manager since July 1993. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.


Edward J. Tiedge has been the Fund's portfolio manager since April 1997. Mr. Tiedge joined Federated Investors in 1993 and has been a Vice President of the Fund's investment adviser since January 1996. He served as an Assistant Vice President of the Fund's investment adviser in 1995, and an Investment Analyst during 1993 and 1994. Mr. Tiedge served as Director of Investments at Duquesne Light Company from 1990 to 1993. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.


DISTRIBUTION OF CLASS F SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


SHAREHOLDER SERVICES


The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

OTHER PAYMENTS TO
FINANCIAL INSTITUTIONS

In addition, the Distributor will pay financial institutions, for distribution and/or administrative services, an amount equal to 1.00% of the offering price of the Shares acquired by their clients or customers on purchases up to $1,999,999, .50% of the offering price on purchases of $2,000,000 to $4,999,999, and .25% of the offering price on purchases of $5,000,000 or more. (This fee is in addition to the 1.00% sales charge on purchases of less than $1 million). The financial institutions may elect to receive amounts less than those stated, which would reduce the stated contingent deferred sales charge and/or the holding period used to calculate the fee.

SUPPLEMENTAL PAYMENTS TO
FINANCIAL INSTITUTIONS

Federated Securities Corp. and Federated Shareholder Services may offer to pay a fee, from their own assets, to financial institutions as financial assistance for providing substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the Distributor may be reimbursed by the Adviser or its affiliates.

ADMINISTRATION OF THE FUND

                            ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of the Federated Funds as specified below:

  ADMINISTRATIVE           AVERAGE AGGREGATE
        FEE                DAILY NET ASSETS
          .15%       on the first $250 million
         .125%       on the next $250 million
          .10%       on the next $250 million
         .075%       on assets in excess of
                     $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

EXPENSES OF THE FUND AND SHARES

Holders of Class F Shares pay their allocable portion of Fund and portfolio expenses.

The Fund expenses for which holders of Class F Shares pay their allocable portion include, but are not limited to: the cost of organizing the Fund and continuing its existence; registering the Fund with federal and state securities authorities; Directors' fees; auditors' fees; the cost of meetings of Directors; legal fees of the Fund; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The portfolio expenses for which holders of Class F Shares pay their allocable portion include, but are not limited to: registering the portfolio and Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Class F Shares as a class are expenses under the Fund's Distribution Plan and fees for Shareholder Services. However, the Directors reserve the right to allocate certain other expenses to holders of Class F Shares as it deems appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Class F Shares; fees for Shareholder Services; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required to support holders of Class F Shares; legal fees relating solely to Class F Shares and Directors' fees incurred as a result of issues relating solely to Class F Shares.

-------------------------------------------------------
                            SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share gives the shareholder one vote in Director elections and other matters submitted for vote. All shares of each portfolio or class in the Fund have equal voting rights, except that only shares of that particular Fund or class are entitled to vote in matters affecting that Fund or class.

As a Maryland corporation, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the request of shareholders owning at least 10% of the Fund's outstanding shares of all series entitled to vote.


As of April 2, 1997, the following shareholder of record owned 25% or more of the outstanding Class F Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith (as record owner holding Class F Shares for its clients), owned approximately 83,529,968 shares of Class F Shares (42.47%)of voting securities of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


 As of April 2, 1997, the following shareholder of record owned 25% or more of the outstanding Class A Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith (as record owner holding Class A Shares for its clients), owned approximately 6,788,602 Class A Shares (99.58%) of voting securities of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.



As of April 2, 1997, the following shareholders of record owned 25% or more of the outstanding Class C Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith (as record owner holding Class C Shares for its clients), owned approximately 58,121 Class C Shares (26.14%) of voting securities of the Fund; Donaldson Lufkin Jenrette Securities Corporation Inc., owned approximately 96,245 Class C Shares (43.29%) of voting securities of the Fund, and therefore these shareholders, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


-------------------------------------------------------

                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended (the "Code") applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed, so long as such IRA or qualified retirement plan meets the applicable requirements of the Code.

STATE AND LOCAL TAXES

Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

-------------------------------------------------------
                            PERFORMANCE INFORMATION

From time to time the Fund advertises its total return and yield for Class F Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares, and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class F Shares, Class A Shares, Class B Shares, and Class C Shares.

From time to time, advertisements for the Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, Class C Shares and Class F Shares to certain indices.

-------------------------------------------------------

                            OTHER CLASSES OF SHARES


The Fund also offers other classes of shares called Class A Shares, Class B Shares, and Class C Shares which are all sold primarily to customers of financial institutions subject to certain differences.

Class A Shares are sold subject to a front-end sales charge and a Shareholder Services Agreement. Investments in Class A Shares are subject to a minimum initial investment of $500, unless the investment is in a retirement account, in which case the minimum investment is $50.

Class B Shares are sold at net asset value and are subject to a Rule 12b-1 Plan and a Shareholder Services Agreement. Investments in Class B Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50. A contingent deferred sales charge is imposed on certain Shares which are redeemed within six full years of purchase.

Class C Shares are sold at net asset value and are subject to a Rule 12b-1 Plan and a Shareholder Services Agreement. Investments in Class C Shares are subject to a minimum investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50. A contingent deferred sales charge of 1.00% is imposed on assets redeemed within the first twelve months following purchase.

Class A Shares, Class B Shares, Class C Shares, and Class F Shares are subject to certain of the same expenses. Expense differences, however, between Class A Shares, Class B Shares, Class C Shares, and Class F Shares may affect the performance of each class.

To obtain more information and a combined prospectus for Class A Shares, Class B Shares, and Class C Shares, investors may call 800-341-7400 or contact their financial institution.

-------------------------------------------------------
                         -------------------------------------------------------

                                   ADDRESSES

                  Federated Government Income Securities, Inc.
                                 Class F Shares
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779
                                  DISTRIBUTOR
                           Federated Securities Corp.
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779


                               INVESTMENT ADVISER
                               Federated Advisers
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779


                                   CUSTODIAN
                             State Street Bank and
                                 Trust Company
                                 P.O. Box 8600
                        Boston, Massachusetts 02266-8600


                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                     Federated Shareholder Services Company
                                 P.O. Box 8600
                        Boston, Massachusetts 02266-8600

                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP
                               2500 One PPG Place
                      Pittsburgh, Pennsylvania 15222-5401



                                        FEDERATED GOVERNMENT
                                        INCOME SECURITIES, INC.
                                        CLASS F SHARES
                                        PROSPECTUS
                                        An Open-End, Diversified
                                        Management Investment Company
                                        April 30, 1997


[LOGO]     Federated Investors
Since 1955
           Federated Investors Tower
           Pittsburgh, PA 15222-3779

           Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.
                                                  [LOGO OF RECYCLED PAPER]

           Cusip 313912107
           G01090-02 (4/97)




                FEDERATED GOVERNMENT INCOME SECURITIES, INC.
                               CLASS A SHARES
                               CLASS B SHARES
                               CLASS C SHARES
                               CLASS F SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the combined prospectus for Class A Shares, Class B Shares, and Class C Shares and the prospectus for Class F Shares of Federated Government Income Securities, Inc. (the ``Fund') each dated April 30, 1997. This Statement is not a prospectus itself. You may request a copy of either prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

   Federated Investors Tower
   Pittsburgh, Pennsylvania 15222-3779

                       Statement dated April 30, 1997








Federated Securities Corp. is the distributor of the Fund
and is a subsidiary of Federated Investors.
Cusip 313912206
313912305
313912404
313912107
8040406B(4/97)



GENERAL INFORMATION ABOUT THE FUND                        1

INVESTMENT OBJECTIVE AND POLICIES                         1

 Types of Investments                                     1
 When-Issued and Delayed Delivery Transactions            2
 Futures and Options Transactions                         2
 Lending of Portfolio Securities                          4
 Repurchase Agreements                                    4
 Reverse Repurchase Agreements                            4
 Portfolio Turnover                                       4
 Investment Limitations                                   5
 Criteria for Liquidity of Restricted Securities          6
FEDERATED GOVERNMENT INCOME SECURITIES, INC. MANAGEMENT   7

 Fund Ownership                                          11
 Directors Compensation                                  12
INVESTMENT ADVISORY SERVICES                             13

 Adviser to the Fund                                     13
 Advisory Fees                                           13
BROKERAGE TRANSACTIONS                                   13

OTHER SERVICES                                           13

 Fund Administration                                     13
 Custodian and Portfolio Accountant                      14
 Transfer Agent                                          14
 Independent Auditors                                    14
PURCHASING SHARES                                        14



 Distribution Plan (Class A Shares, Class B Shares, and
  Class C Shares only)                                   14
 and Shareholder Services
 Conversion to Federal Funds                             14
 Purchases by Sales Representatives, Fund Directors, and
  Employees                                              15
 Exchanging Securities for Fund Shares                   15
DETERMINING NET ASSET VALUE                              15

 Determining Market Value of Securities                  15
EXCHANGE PRIVILEGE (CLASS F SHARES ONLY)                 16

 Reduced Sales Charge                                    16
 Requirements for Exchange                               16
 Tax Consequences                                        16
 Making an Exchange                                      16
REDEEMING SHARES                                         17

 Redemption in Kind                                      17
 Elimination of the Contingent                           17
 Deferred Sales Charge
TAX STATUS                                               17

 The Fund's Tax Status                                   17
 Shareholders' Tax Status                                17
TOTAL RETURN                                             18

YIELD                                                    18

CURRENT DISTRIBUTIONS                                    18



PERFORMANCE COMPARISONS                                  18

 Economic and Market Information                         19
ABOUT FEDERATED INVESTORS                                19

 Mutual Fund Market                                      20
 Institutional Clients                                   20
 Bank Marketing                                          20
 Broker/Dealers and Bank Broker/Dealer Subsidiaries      20
FINANCIAL STATEMENTS                                     20





GENERAL INFORMATION ABOUT THE FUND

The Fund was established as a Massachusetts business trust on September 23, 1981, and reorganized as a Maryland corporation on February 4, 1986. At a meeting of the Board of Directors (`Directors'') held on February 26, 1996, the Directors approved an amendment to the Articles of Incorporation to change the name of Government Income Securities, Inc. to Federated Government Income Securities, Inc.
Shares of the Fund are currently offered in four classes known as Class A Shares, Class B Shares, Class C Shares, and Class F Shares (individually and collectively referred to as `Shares'' as the context may require).
This Statement of Additional Information relates to all classes of Shares of the Fund.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income. Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all other U.S. government securities and mortgage-related securities, and short-term capital gains. The investment objective cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or its instrumentalities.
   U.S. GOVERNMENT SECURITIES
     The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury (such as Farmers Home
      Administration and Government National Mortgage Association);
     othe issuer's right to borrow from the U.S. Treasury (such as Farmers
      Home Administration);
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities (such as Federal Home Loan Banks and Farmers Home Administration); or
     othe credit of the agency or instrumentality issuing the obligations
      (such as Federal Home Loan Banks, Farmers Home Administration, Farm Credit Banks, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation).
   COLLATERALIZED MORTGAGE OBLIGATIONS (``CMOS')
     The Fund does not intend to set a specific percentage limitation on the amount of CMOs in the portfolio, including inverse floaters and stripped mortgage-related securities.
   STRIPPED MORTGAGE-RELATED SECURITIES
     Some of the mortgage-related securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue current income.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to set a specific percentage limitation on these types of transactions.
FUTURES AND OPTIONS TRANSACTIONS
The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts and options on financial futures contracts. Additionally, the Fund may buy and sell call and put options on U.S. government securities.
   FINANCIAL FUTURES CONTRACTS
     A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future.



     Financial futures contracts call for the delivery of particular debt securities issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government.
     In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
   PURCHASING PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
     The Fund may purchase listed put options on financial futures contracts for U.S. government securities. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
     The Fund would purchase put options on futures to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities.
     Alternatively, the Fund may exercise its put option. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.
   WRITING CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
     In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts for U.S. government securities to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise.
     Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.
   WRITING PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
     The Fund may write listed put options on financial futures contracts for U.S. government securities to hedge its portfolio against a decrease in market interest rates. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option. As market interest rates decrease, the market price of the underlying futures contract normally increases.
     As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the decrease in market interest rates.
     Prior to the expiration of the put option, or its exercise by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.



   PURCHASING CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
     An additional way in which the Fund may hedge against decreases in market interest rates is to buy a listed call option on a financial futures contract for U.S. government securities. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price.
     Prior to the exercise or expiration of the call option, the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.
   LIMITATION ON OPEN FUTURES POSITIONS
     The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.



   "MARGIN" IN FUTURES TRANSACTIONS
     Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good-faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.
     The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
   PURCHASING PUT AND CALL OPTIONS ON U.S. GOVERNMENT SECURITIES
     The Fund may purchase put and call options on U.S. government securities to protect against price movements in particular securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller.
   WRITING COVERED PUT AND CALL OPTIONS ON U.S. GOVERNMENT SECURITIES
     The Fund may write covered put and call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.
     The Fund may only write call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.



REPURCHASE AGREEMENTS
The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended February 28, 1997 and February 29, 1996, the portfolio turnover rates were 97% and 161%, respectively. The elevated portfolio turnover rate is a result of the Fund's acquisition of securities that were more in line with current market conditions relating to pre-payments and coupon rates. This had no significant impact on the tax liability of the Fund and its shareholders, and Fund expenses were not a factor as the Fund incurred no brokerage commissions.
INVESTMENT LIMITATIONS
   BUYING ON MARGIN
     The Fund will not purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
   ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.
     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
   PLEDGING ASSETS
     The Fund will not pledge, mortgage, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing. Neither the deposit of underlying securities and other assets in escrow in connection with the writing of put or call options on U.S. government securities nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.
   INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
   INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, except that the Fund may purchase and sell financial futures contracts and related options.
   UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
   LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except portfolio securities. (This shall not prevent the purchase or holding of U.S. government securities, repurchase agreements covering U.S. government securities, or other transactions which are permitted by the Fund's investment objective and policies.)
   SELLING SHORT
     The Fund will not sell securities short.
   RESTRICTED SECURITIES
     The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Directors.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Board of Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



   INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its total assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.
   INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies. WRITING COVERED PUT AND CALL OPTIONS AND PURCHASING PUT OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.
CRITERIA FOR LIQUIDITY OF RESTRICTED SECURITIES
     The ability of the Board of Directors (`Directors'') to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission (`SEC'') Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the `Rule''). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Directors. The Directors may consider the following criteria in determining the liquidity of certain restricted securities:
      the frequency of trades and quotes for the security;
      the number of dealers willing to purchase or sell the security and the number of other potential buyers;
      dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not engage in reverse repurchase agreements or borrow money in excess of 5% of the value of its total assets during the last fiscal year, and has no present intent to do so in the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
 Cash items may include short-term obligations such as:
     oobligations of the U.S. government or its agencies or
      instrumentalities; and
     orepurchase agreements.





FEDERATED GOVERNMENT INCOME SECURITIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Federated Government Income Securities, Inc., and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Fund.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director,



Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.



James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.




Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Richard B. Fisher*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
President and Director



Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Director
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Boca Grande Club



Boca Grande, FL
Birthdate:  October 6, 1926
Director
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.





John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation



and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech
Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of



some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Fund.





Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President, Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.;



Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


     *This Director is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Directors handles the responsibilities of the Board of Directors between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust;



Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.


FUND OWNERSHIP
Officers and Directors own less than 1% of the Fund's outstanding shares. As of April 2, 1997, the following shareholder of record owned 5% or more of the outstanding Class A Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith, Jacksonville, Florida (as record owner holding Class A Shares for its clients), owned approximately 6,788,602 shares (99.58%).
As of April 2, 1997, the following shareholders of record owned 5% or more of the outstanding Class B Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith, Jacksonville, Florida, owned approximately 23,704 shares (6.60%); Prudential Securities, Inc., Denver, Colorado, owned approximately



18,804 shares (5.23%); Painewebber, Weehawken, New Jersey, owned approximately 23,148 shares (6.44%).
As of April 2, 1997, the following shareholders of record owned 5% or more of the outstanding Class C Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith, Jacksonville, Florida, (as record owner holding Class C Shares for its clients), owned approximately 58,121 shares (26.14%); Donaldson Lufkin Jenrette Securities Corporation Inc., Jersey City, New Jersey, (as record owner holding Class C Shares for its clients), owned approximately 96,245 shares (43.29%); FUBS & Company, Lauderdale - Sea, Florida, owned approximately 23,936 shares (10.77%).
As of April 2, 1997, the following shareholder of record owned 5% or more of the outstanding Class F Shares of the Fund: Merrill Lynch, Pierce, Fenner & Smith (as record owner holding Class F Shares for its clients), owned approximately 83,529,968 shares (42.47%).


DIRECTORS COMPENSATION


NAME,                 AGGREGATE         TOTAL COMPENSATION PAID
POSITION WITH         COMPENSATION FROM TO DIRECTORS FROM
CORPORATION           CORPORATION*#     CORPORATION AND FUND COMPLEX +


John F. Donahue,         $-0-           $-0 for the Fund and 56 other
Chairman and Director                   investment companies in the Fund
                                        Complex

Richard B. Fisher,       $-0-           $-0- for the Fund and 6 other



President and Director                  investment companies in the Fund
                                        Complex

Thomas G. Bigley,        $2,987.05      $108,725 for the Fund and 56 other
Director                                investment companies in the Fund
                                        Complex

John T. Conroy, Jr.,     $3,286.23      $119,615 for the Fund and 56 other
Director                                investment companies in the Fund
                                        Complex

William J. Copeland,     $3,286.23      $119,615 for the Fund and 56 other
Director                                investment companies in the Fund
                                        Complex

James E. Dowd,           $3,286.23      $119,615 for the Fund and 56 other
Director                                investment companies in the Fund
                                        Complex

Lawrence D. Ellis, M.D., $2,987.05      $108,725 for the Fund and 56 other
Director                                investment companies in the Fund
                                        Complex

Edward L. Flaherty, Jr., $3,286.23      $119,615 for the Fund and 56 other
Director                                investment companies in the Fund
                                        Complex

Peter E. Madden,         $2,987.05      $108,725 for the Fund and 56 other



Director                                investment companies in the Fund
                                        Complex

Gregor F. Meyer,         $2,987.05      $108,725 for the Fund and 56 other
Director                                investment companies in the Fund
                                        Complex

John E. Murray, Jr.,     $2,987.05      $108,725 for the Fund and 56 other
Director                                investment companies in the Fund
                                        Complex

Wesley W. Posvar,        $2,987.05      $108,725 for the Fund and 56 other
Director                                investment companies in the Fund
                                        Complex

Marjorie P. Smuts,       $2,987.05      $108,725 for the Fund and 56 other
Director                                investment companies in the Fund
                                        Complex


*Information is furnished for the fiscal year ended February 28, 1997. #The aggregate compensation is provided for the Corporation which is comprised of one portfolio.
+The information is provided for the last calendar year.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund. ADVISORY FEES
For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended February 28, 1997, February 29, 1996 and February 28, 1995, the Fund's adviser earned $14,913,257, $18,231,613, and $22,038,188, respectively, of which $5,195,862, $6,060,604, and $6,801,420, respectively, were voluntarily waived.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Board of Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include:
     oadvice as to the advisability of investing in securities;
     osecurity analysis and reports;



     oeconomic studies;
     oindustry studies;
     oreceipt of quotations for portfolio evaluations; and osimilar services.
The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the adviser or by affiliates of Federated Investors in advising Federated Funds and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
For the fiscal years ended February 28, 1997, February 29, 1996 and February 28, 1995, the Fund paid no brokerage commissions on brokerage transactions.
OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services necessary to the Fund for a fee as described in the respective prospectuses. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services,



and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended February 28, 1997, February 29, 1996 and February 28, 1995, the Administrators earned $1,502,736, $1,839,595, and $2,232,807, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of transactions made by shareholders.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP,
Pittsburgh, PA.
PURCHASING SHARES

Except under certain circumstances described in the respective prospectuses, Shares are sold at their net asset value (plus a sales charge on Class A Shares and Class F Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the respective prospectuses under `How to Purchase Shares''and "Investing in Class F Shares."



DISTRIBUTION PLAN (CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ONLY) AND SHAREHOLDER SERVICES
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, (Class A Shares, Class B Shares, and Class C Shares only) the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objective. By identifying potential investors whose needs are served by the Fund's objective, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. For the period from August 5, 1996 (date of initial public offering) through February 28, 1997, payments in the amount of $131, $3,601, and $3,589 were made pursuant to the Distribution Plan for Class A Shares, Class B Shares and Class C Shares, respectively, of which Class A Shares waived $110.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the period from August 5, 1996 (date of initial public offering) through February 28, 1997, payments in the amount of $131, $200 and $1,196 were made pursuant to the Shareholder Services Plan for Class A Shares, Class B Shares and Class C Shares, respectively. For the fiscal year ended February 28, 1997, payments in the amount of $4,968,568 were made pursuant to the Shareholder Services Plan for Class F Shares of which Class F Shares waived $39,749.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Shareholder Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.
PURCHASES BY SALES REPRESENTATIVES, FUND DIRECTORS, AND EMPLOYEES Directors, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. or their affiliates and their immediate family, or any investment dealer who has a sales agreement with Federated Securities Corp., and their spouses and children under 21, may buy Class A Shares at net asset value without a sales charge. Shares may also be sold without a sales charge to trusts or pension or profit-sharing plans for these people.
These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.



EXCHANGING SECURITIES FOR FUND SHARES
Investors may exchange qualifying securities they already own for Shares, or they may exchange a combination of qualifying securities and cash for Shares. Any qualifying securities to be exchanged must meet the investment objective and policies of the Fund, must have readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. The Fund will prepare a list of securities which are eligible for acceptance and furnish this list to brokers upon request. The Fund reserves the right to reject any security, even though it appears on the list, and the right to amend the list of acceptable securities at any time without notice to brokers or investors.
An investment broker acting for an investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. Federated Securities Corp. will determine that transmittal papers are in good order and forward to the Fund's custodian, State Street Bank and Trust Company. The Fund will notify the broker of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.
The Fund values such securities in the same manner as the Fund values its portfolio securities. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of the Fund, along with the securities.
  TAX CONSEQUENCES



     Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the respective prospectuses.
DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
     oas provided by an independent pricing service;
     ofor short-term obligations, according to the mean between the bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Board of Directors determines this is not fair value; or
     oat fair value as determined in good faith by the Fund's Directors. Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:
     oyield;
     oquality;
     ocoupon rate;
     omaturity;
     otype of issue;
     otrading characteristics; and
     oother market data.
Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers. EXCHANGE PRIVILEGE (CLASS F SHARES ONLY)

This section relates only to Class F Shares of the Fund. For information regarding the Exchange Privilege for Class A Shares, Class B Shares, and Class C Shares of the Fund, please see the prospectus for these classes of Shares.
The Securities and Exchange Commission has issued an order exempting the Fund from certain provisions of the Investment Company Act of 1940. As a result, Fund shareholders are allowed to exchange all or some of their Class F Shares for Shares in certain other Federated Funds (which are sold with a sales charge different from that of the Fund or with no sales charge and which are advised by subsidiaries or affiliates of Federated Investors) without the assessment of a contingent deferred sales charge on the exchanged Shares.
The order also allows certain other funds that are not advised by subsidiaries or affiliates of Federated Investors, which do not have a sales charge, to exchange their shares for Class F Shares on a basis other than their current offering price. These exchanges may be made to the extent that such shares were acquired in a prior exchange, at net asset value, for shares of a Federated Fund carrying a sales charge.
REDUCED SALES CHARGE
If a shareholder making such an exchange qualifies for a reduction or elimination of the sales charge, the shareholder must notify Federated Securities Corp.



REQUIREMENTS FOR EXCHANGE
Shareholders using this privilege must exchange Class F Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
Upon receipt of proper instructions and required supporting documents, Class F Shares submitted for exchange are redeemed and the proceeds invested in Class F Shares of the other fund.
Further information on the exchange privilege and prospectuses for Class F Funds or certain Federated Funds are available by calling the Fund.
TAX CONSEQUENCES
Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a short-term or long-term capital gain or loss may be realized.
MAKING AN EXCHANGE
Instructions for exchanges for certain Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee.
   TELEPHONE INSTRUCTIONS
     Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund or its agents. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund or its agents. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.
     Telephoned exchange instructions may be recorded. They must be received by the Fund or its agent before 4:00 p.m. (Eastern time) for shares to be exchanged that day. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the respective prospectuses under `How to Redeem Shares'' or "Redeeming Class F Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
REDEMPTION IN KIND
Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.
The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.



ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE
The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the fiscal year end. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12 month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts values will not be aggregated. TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
     oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
     oderive less than 30% of its gross income from the sale of securities held less than three months;



     oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The Fund's dividends, and any short-term capital gains, are taxable as ordinary income.
   CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.
TOTAL RETURN

The fund's cumulative total returns for Class A Shares, Class B Shares, and Class C Shares for the period from August 5, 1996 (date of initial public offering) to February 28, 1997 were -1.35%, -2.61% and 1.94%, respectively,. Cumulative total return reflects the Fund's total performance over a specific period of time. The Class F Shares' average annual total returns for the one-year, five-year and ten year periods ended February 28, 1997, were 2.66%, 5.23%, and 7.18%, respectively.
The average annual total return for each class of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the maximum offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the monthly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the offering price of Shares redeemed. Occasionally, total return, which does not reflect the effect of the sales charge, may be quoted in advertising.
YIELD

The yields for Class A Shares, Class B Shares, Class C Shares, and Class F Shares for the thirty-day period ended February 28, 1997, were 5.79%, 5.29%, 5.30% and 6.00%, respectively.
The yield for each class of Shares is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per share of the respective class on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a class of Shares, the performance will be reduced for those shareholders paying those fees.



CURRENT DISTRIBUTIONS

The average net annualized current distribution rates for Class A Shares, Class B Shares, Class C Shares, and Class F Shares for the thirty days ended February 28, 1997, were 6.07%, 5.80%, 5.54% and 6.43%, respectively. The Fund calculates its current distributions daily based upon its past twelve months' income dividends and short-term capital gains distributions per share divided by its offering price per share on that day. The Fund may reduce the time period upon which it bases its calculation of current distributions if the investment adviser believes a shortened period would be more representative in light of current market conditions.
PERFORMANCE COMPARISONS

The Fund's performance of each class of Shares depends upon such variables as:
     oportfolio quality;
     oaverage portfolio maturity;
     otype of instruments in which the portfolio is invested;
     ochanges in interest rates and market value of portfolio securities;
      changes in the Fund's or a class of Shares' expenses; and ovarious other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     oLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. government funds" category in advertising and sales literature.
     oLEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is a universe of fixed rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association
      (FNMA).
     oTHE MERRILL LYNCH TAXABLE BOND INDICES include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.
     oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for all four classes of Shares may quote total returns, which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in each class of Shares based on monthly reinvestment of dividends over a specified period of time.
From time to time, as it deems appropriate, the Fund may advertise the performance of a class of Shares, using charts, graphs, and descriptions, compared to federally insured bank products, including certificates of deposits and time deposits, and to money market funds using the Lipper Analytical Services money market instruments average.
Advertisements may quote performance information which does not reflect the effect of various sales charges on Class A Shares, Class B Shares, Class C Shares, and Class F Shares.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (`ICI''). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the government sector, as of December 31, 1996, Federated Investors managed 9 mortgage-backed, 5 government/agency and 17 government money market mutual funds, with assets approximating $6.3 billion, $1.7 billion and $23.6 billion, respectively. Federated trades approximately $309 million in U.S. government and mortgage-backed securities daily and places $17 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages nearly $30 billion in government funds within these maturity ranges.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management.



Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international and global portfolios.
MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
BANK MARKETING
Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp. FINANCIAL STATEMENTS

The Financial Statements for the fiscal year ended February 28, 1997, are incorporated herein by reference to the Annual Report for the Fund dated February 28, 1997 (File Nos. 2-74191 and 811-3266). A copy of the Report may be obtained without charge by contacting the Fund.


* Source:  Investment Company Institute